Non-current assets - property, plant and equipment - Summary of non-current assets - property, plant and equipment (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1	$ 490
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1	$ 106
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (1)